Business Combination - Schedule of Common Stock Outstanding (Parenthetical) (Detail)	1 Months Ended			12 Months Ended
	Nov. 30, 2023 shares	May 31, 2023 shares	Apr. 30, 2023 shares	Dec. 31, 2023 shares		Dec. 31, 2022 shares		Dec. 31, 2021 shares		Mar. 29, 2023 shares	Dec. 31, 2020 shares
PIPE Financing and Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding										57,994,911
Share capital [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding				89,495,790		28,800,926		28,187,914			27,721,202
Exercise of share options				62,443	[1]	613,012	[2]	466,712	[3]
Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding										401,804,327
Exercise of share options	15,000
Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding						28,800,926
Exercise of share options			16,202
Conversion of convertible preferred A stock into common stock		2,668,750
Conversion ratio for conversion of preferred stock into common stock		1.25

[1]	The total number of shares issued from the exercise of stock options consisted of the issuance of 435,833 Pre-Closing Apollomics Ordinary Shares from stock options exercised between January 1, 2023 to March 28, 2023. These Pre-Closing Apollomics Ordinary Shares were exchanged for 31,241 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the Closing of the Business Combination. The total number of shares issued from the exercise of stock options consisted of the issuance of 31,202 Post-Closing Apollomics Ordinary Shares between March 29, 2023 to December 31, 2023, totaling 62,443 exercise of stock options for the year ended December 31, 2023.
[2]	The total number of shares issued from the exercise of stock options consisted of the issuance of 8,552,187 Pre-Closing Apollomics Ordinary Shares from stock options exercised between January 1, 2022 to December 31, 2022. These Pre-Closing Apollomics Ordinary Shares were exchanged for 613,012 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the Closing of the Business Combination.
[3]	The total number of shares issued from the exercise of stock options consisted of the issuance of 6,511,135 Pre-Closing Apollomics Ordinary Shares from stock options exercised between January 1, 2021 to December 31, 2021. These Pre-Closing Apollomics Ordinary Shares were exchanged for 466,712 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the Closing of the Business Combination.